PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2018	2017
Cost:

Computer, peripheral equipment and software	$90,054	$84,670
Office furniture and equipment	11,121	10,416
Leasehold improvements	6,188	5,790

	107,363	100,876
Accumulated depreciation:

Computer, peripheral equipment and software	72,236	67,275
Office furniture and equipment	7,710	6,684
Leasehold improvements	3,740	3,275

	83,686	77,234

Property and equipment, net	$23,677	$23,642